Inst | Fidelity Total Emerging Markets Fund
Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

1 year	$ 143
3 years	$ 486
5 years	$ 857
10 years	$ 1,900